Acquisitions of and investment in businesses - Southeastern Biomedical Services, LLC - Narratives (Details) - Southeastern Biomedical Services, LLC - USD ($)	Nov. 09, 2021	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 697,000
Cash consideration	600,000	$ 97,000
Fair value of holdback consideration	97,000
Professional fees in conjunction with the acquisition	$ 19,000